Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Variable Interest Entities

Assets
Cash and cash equivalents	$26,239
Member advances, net of allowance for unrecoverable advances of $1,315 as of December 31, 2021	35,835
Debt and credit facility commitment fee, current	470
Debt facility commitment fee, long-term	131

Total assets	$62,675

Liabilities
Accounts payable	$411
Debt facility	35,000
Credit facility	20,000
Other current liability	400
Warrant liability	3,726

Total liabilities	$59,537